Delaware Select Growth Fund
Delaware Select Growth Fund (the “Fund”)

VOYAGEUR MUTUAL FUNDS III

Delaware Select Growth Fund (the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class

Statutory Prospectus dated August 28, 2013

This supplement supersedes the supplement dated October 16, 2013. The following replaces the information in the section entitled, “What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Select Growth Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Select Growth Fund		Class A	Class B		Class C	Class R		Institutional Class
Management fees		0.73%	0.73%		0.73%	0.73%		0.73%
Distribution and service (12b-1) fees		0.25%	1.00%		1.00%	0.50%	[1]	none
Other expenses		0.29%	0.29%		0.29%	0.29%		0.29%
Total annual fund operating expenses		1.27%	2.02%	[2]	2.02%	1.52%		1.02%
Fee waivers and expense reimbursements	[2]		(0.75%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.27%	1.27%		2.02%	1.52%		1.02%
[1]	The Class R shares' distribution and service (12b-1) fees have been restated to reflect a permanent reduction in their fees to 0.50%.
[2]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from Jan. 2, 2014 through Aug. 28, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

The following replaces the information in the section entitled, “Example.” Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects any applicable Distributor expense waivers for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Select Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	697	955	1,232	2,021
Class B	529	836	1,244	2,094
Class C	305	634	1,088	2,348
Class R	155	480	829	1,813
Institutional Class	104	325	563	1,248

(if not redeemed)
Expense Example, No Redemption Delaware Select Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class B	129	561	1,019	2,094
Class C	205	634	1,088	2,348

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated January 13, 2014.